Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) (Parenthetical) € in Millions	9 Months Ended
Jun. 30, 2026 EUR (€)
Statement of changes in equity [abstract]
Transaction cost, net	€ 0.2